Convertible Redeemable Preferred Shares - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Temporary Equity [Line Items]
Deemed dividend to holders of mezzanine equity		¥ 89,076
Preferred Stock, Accretion of Redemption Discount		¥ 509,904
Preferred Stock [Member]
Temporary Equity [Line Items]
Deemed dividend to holders of mezzanine equity	¥ 89,076